38. Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Vehicles (Executive and Operational Fleets) [Member]
Insurance [line items]
Description of insured assets	R$1,000 for civil liability optional (property damages and personal injury) and R$100 for moral damages
General Liability - RCG [Member]
Insurance [line items]
Amount of insured assets	R$ 80,000
Operating Risks [Member]
Insurance [line items]
Amount of insured assets	32,274,029
Cybernetic Risks (Cyber) [Member]
Insurance [line items]
Amount of insured assets	R$ 28,520